Investments in Equity Accounted Investees - Summary of Financial Information of Immaterial Associates Accounted for using the Equity Method (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)	Mar. 31, 2018 USD ($)
Disclosure of associates [line items]
Company's share of other comprehensive income in associates	₨ 3,996.7	$ 61.4	₨ (3,087.0)	₨ 282.4
Immaterial associates [Member]
Disclosure of associates [line items]
Carrying amount of the Company's interest in associates	9,333.4		8,726.3		$ 143.2
Company's share of profit/(loss) in associates	1,183.0	18.2	1,109.3	(214.0)
Company's share of other comprehensive income in associates	(19.0)	(0.3)	(155.1)	(84.5)
Company's share of total comprehensive income in associates	₨ 1,164.0	$ 17.9	₨ 954.2	₨ (298.5)